Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 TWD ($) $ / shares	Dec. 31, 2021 TWD ($) $ / shares
Statement [LineItems]
OPERATING REVENUES	$ 581,914,471	$ 19,004,392	$ 670,872,643	$ 569,997,133
OPERATING COSTS	490,157,339	16,007,751	535,942,631	459,628,356
GROSS PROFIT	91,757,132	2,996,641	134,930,012	110,368,777
OPERATING EXPENSES
Selling and marketing expenses	6,569,478	214,549	6,920,503	6,386,763
General and administrative expenses	19,360,539	632,284	23,464,019	20,804,032
Research and development expenses	25,499,408	832,770	24,369,907	21,053,633
Total operating expenses	51,429,425	1,679,603	54,754,429	48,244,428
OTHER OPERATING INCOME AND EXPENSES, NET	1,321,770	43,167	1,014,328	1,189,829
PROFIT FROM OPERATIONS	41,649,477	1,360,205	81,189,911	63,314,178
NON-OPERATING INCOME AND EXPENSES
Other income	2,709,694	88,494	1,730,740	1,600,099
Other gains and losses	3,444,138	112,480	1,667,382	17,211,099
Finance costs	(6,272,086)	(204,836)	(4,009,782)	(2,831,307)
Share of the profit or loss of associates and joint ventures	1,080,600	35,291	1,185,377	899,700
Total non-operating income and expenses	962,346	31,429	573,717	16,879,591
PROFIT BEFORE INCOME TAX	42,611,823	1,391,634	81,763,628	80,193,769
INCOME TAX EXPENSE	5,303,963	173,219	17,145,534	17,943,772
PROFIT FOR THE YEAR	37,307,860	1,218,415	64,618,094	62,249,997
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	(66,384)	(2,168)	1,157,261	51,167
Unrealized gain (loss) on equity instruments at fair value through other comprehensive income	211,468	6,906	(423,303)	202,092
Share of other comprehensive income (loss) of associates and joint ventures	2,468,244	80,609	(2,929,474)	3,595,194
Income tax relating to items that will not be reclassified subsequently to profit or loss	(264,618)	(8,642)	161,609	(179,403)
Items that will not be reclassified subsequently to profit or loss	2,348,710	76,705	(2,033,907)	3,669,050
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(1,536,221)	(50,171)	10,326,729	(4,094,565)
Unrealized gain (loss) on debt investments at fair value through other comprehensive income	(16,807)	(549)	(16,746)	63,722
Gain (loss) on hedging instruments	(312,029)	(10,190)	509,229	738,600
Share of other comprehensive income (loss) of associates and joint ventures	(28,511)	(931)	(152,833)	29,209
Income tax related to items that may be reclassified subsequently to profit or loss	(5,792)	(189)
Items that may be reclassified subsequently to profit or loss	(1,899,360)	(62,030)	10,666,379	(3,263,034)
Other comprehensive income for the year, net of income tax	449,350	14,675	8,632,472	406,016
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	37,757,210	1,233,090	73,250,566	62,656,013
NET PROFIT ATTRIBUTABLE TO:
Owners of the Company	35,457,908	1,157,998	61,501,545	60,150,167
Non-controlling interests	1,849,952	60,417	3,116,549	2,099,830
PROFIT FOR THE YEAR	37,307,860	1,218,415	64,618,094	62,249,997
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Owners of the Company	36,020,578	1,176,374	69,706,868	60,630,154
Non-controlling interests	1,736,632	56,716	3,543,698	2,025,859
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 37,757,210	$ 1,233,090	$ 73,250,566	$ 62,656,013
EARNINGS PER SHARE
Basic | (per share)	$ 8.25	$ 0.27	$ 14.39	$ 13.97
Diluted | (per share)	8.04	0.26	13.81	13.54
American depositary shares [member]
EARNINGS PER SHARE
Basic | (per share)	16.51	0.54	28.77	27.94
Diluted | (per share)	$ 16.08	$ 0.52	$ 27.61	$ 27.07